Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2026
Investment In Joint Venture
Schedule of financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

As at June 18, 2024
Current Assets
Cash and cash equivalents	2,872
Other current financial assets	338
Non-current liabilities
Employee benefits	(151)

Current liabilities
Borrowings	(109,043)
Trade and other payables	-
Employee benefits	(209)
Other non-financial liability	(2,343)

Equity	(108,536)
Group’s carrying amount of the investment (50%)	(54,268)
Transferred to other liabilities (refer to Note 37)	-
True-up of carrying value to group share loss	54,268
Net carrying amount of investment	-

Summarized statement of profit/(loss) of ANN:

	March 31, 2024	Period ended June 18, 2024
Revenue	3,417	710
Other operating expenses, including depreciation INR Nil (March 31, 2024: INR Nil)	(8,506)	(926)
Finance cost	(600)	(242)
Loss before tax	(5,689)	(458)
Income tax expense	-	-
Loss for the year/ period	(5,689)	(458)
Group’s share of loss for the year/period	(2,845)	(229)